Property and Equipment (Details Narrative) (USD $)	3 Months Ended		5 Months Ended	6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2011	Jun. 30, 2012
Property, Plant and Equipment [Abstract]
Depreciation	$ 1,040	$ 30	$ 30	$ 1,954